Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

	Opening balance	Cash flows	Non-cash items	Total
Borrowings outstanding as of January 1, 2017	1,244,766	—	—	1,244,766
Borrowings drawdowns (Note 6)	—	60,000	—	60,000
Borrowings repayments (Note 6)	—	(153,756)	—	(153,756)
Additions in deferred loan fees	—	(1,594)	—	(1,594)
Amortization of deferred loan issuance costs (Note 10)	—	—	6,180	6,180

Borrowings outstanding as of December 31, 2017	1,244,766	(95,350)	6,180	1,155,596

Schedule of reconciliation of derivatives arising from financing activities

	Opening balance	Non-cash items	Total
Net derivative assets as of January 1, 2017	4,172	—	4,172
Unrealized gain on interest rate swaps held for trading (Note 15)	—	2,174	2,174

Net derivative assets as of December 31, 2017	4,172	2,174	6,346

Schedule of reconciliation of vessels arising from investing activities

	Opening balance	Cash flows	Non-cash items	Total
Vessels as of January 1, 2017	2,014,783	—	—	2,014,783
Additions (Note 3)	—	4,765	1,235	6,000
Depreciation expense (Note 3)	—	—	(67,726)	(67,726)

Vessels as of December 31, 2017	2,014,783	4,765	(66,491)	1,953,057

Schedule of reconciliation of equity offerings arising from financing activities

	Cash flows	Non-cash items	Total
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions) (Note 5)	144,297	—	144,297
Proceeds from public offering of preference units (net of underwriting discounts and commissions) (Note 5)	139,222	—	139,222
Offering costs	(2,033)	(359)	(2,392)

Net proceeds from equity offerings in the year ended December 31, 2017	281,486	(359)	281,127